By class of assets (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Balance at December 31, 2020	$ 14,948	$ 19,473
Addition	71	119
Capitalized borrowing costs	2	1
Write-offs	(7)	(176)
Transfers	(41)	(29)
Amortization	(32)	(66)
Impairment recognition		(12)
Cumulative translation adjustment	580	(4,362)
Balance at June 30, 2021	15,521	14,948
Service concession rights [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2020	14,714	19,168
Addition	12	31
Capitalized borrowing costs
Write-offs	(7)	(173)
Transfers	(43)	(2)
Amortization	(4)	(8)
Impairment recognition
Cumulative translation adjustment	571	(4,302)
Balance at June 30, 2021	15,243	14,714
Software Licenses [Member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2020	210	242
Addition	59	88
Capitalized borrowing costs	2	1
Write-offs		(3)
Transfers	2	(1)
Amortization	(28)	(58)
Impairment recognition		(6)
Cumulative translation adjustment	8	(53)
Balance at June 30, 2021	253	210
Goodwill [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2020	24	63
Addition
Capitalized borrowing costs
Write-offs
Transfers		(26)
Amortization
Impairment recognition		(6)
Cumulative translation adjustment	1	(7)
Balance at June 30, 2021	$ 25	$ 24